Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2024	2023

Earnings attributable to common shareholders	2,210	2,695

Less: Dividends declared on preference shares	(5)	(5)

Earnings used in consolidated earnings per share	2,205	2,690

Less: Earnings from discontinued operations, net of tax	(15)	(49)

Earnings used in earnings per share from continuing operations	2,190	2,641

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2024	2023

Weighted-average number of common shares outstanding	450,473,207	463,037,839
Weighted-average number of vested DSUs	136,505	137,204
Basic	450,609,712	463,175,043
Effect of stock options and TRSUs	629,778	795,027
Diluted	451,239,490	463,970,070